Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	STRATTON REAL ESTATE FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000030137
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2012
Prospectus Date	rr_ProspectusDate	May 01, 2012
STRATTON REAL ESTATE FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading
STRATTON REAL ESTATE FUND SUMMARY SECTION

Objective [Heading]	rr_ObjectiveHeading
Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return through investment in real estate securities.
Expense [Heading]	rr_ExpenseHeading
Fees and Expenses

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading
Portfolio Turnover

Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 14.66% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.66%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading
Example

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading
Principal Investment Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its assets in securities of real estate and real estate related companies, or in companies which own significant real estate assets at the time of purchase (“real estate companies”) and may include Real Estate Investment Trusts (“REITs”). A real estate company generally derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate, or has at least 50% of its assets in such real estate. REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. The fund will invest at least 25% of its assets in REITs. The fund may invest in equity securities of issuers of any size and debt securities with any maturities. The fund may also invest in securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depository receipts for such securities. In pursuing total return, the fund will emphasize both capital appreciation and current income.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its assets in securities of real estate and real estate related companies, or in companies which own significant real estate assets at the time of purchase (“real estate companies”) and may include Real Estate Investment Trusts (“REITs”).
Risk [Heading]	rr_RiskHeading
Principal Investment Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There are risks involved with any investment, but the risks associated with an investment in this fund include:

  Stock market risk, or the risk that movements in the stock market may cause the price of securities held by the fund to go up or down.
  Investment category risk, or the risk that the fund’s concentration in REIT securities may produce a greater risk of loss than a non-concentrated mutual fund.
  Real estate market and REIT risk, or the risk that your investment may be affected by conditions in the real estate industry such as declining property values due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices also may drop because of the failure of borrowers to pay their loans and as a result of poor management.
  Small cap stock risk, or the risk that the fund’s investment in small cap stock companies may be subject to greater earnings and price volatility in comparison to larger companies.
  Foreign securities risk, or the risk that the fund’s investment may be subject to more risks than those associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of markets.
  Debt securities risk, or the risk that the value of the debt security will fall if interest rates rise or as a result of other factors including the performance of the issuer, the market perception of the issuer or general economic conditions. Debt securities having longer maturities involve greater risk of fluctuations in value.
  Manager risk, or the risk that the portfolio manager’s strategy may fail to produce the intended results.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. In addition, the value of your investment will go up and down, which means you could lose money when you sell your shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	In addition, the value of your investment will go up and down, which means you could lose money when you sell your shares.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading
Investment Results

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table set out below show the fund’s historical performance and provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns for 1, 5 and 10 years compare with a broad measure of market performance. The fund’s past performance (before and after taxes) may not be an indication of how the fund will perform in the future. Updated performance information for the fund may be obtained by visiting www.strattonfunds.com or by calling (800) 634-5726.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table set out below show the fund’s historical performance and provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns for 1, 5 and 10 years compare with a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 634-5726
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.strattonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) may not be an indication of how the fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Highest: 32.87% September 30, 2009 Lowest: (34.19%) December 31, 2008
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ending on December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the actual historical highest individual federal marginal income and relevant capital gains tax rates for each particular year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In cases in the chart above where the average annual return after taxes on distributions and sale of fund shares for a particular period is higher than the fund’s average annual return after taxes on distributions and/or the fund’s return before taxes for the same period, this is due to realized losses that would have been sustained upon the sale of fund shares immediately after the relevant period. The calculations assume that an investor held the shares in a taxable account, was in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the actual historical highest individual federal marginal income and relevant capital gains tax rates for each particular year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

In cases in the chart above where the average annual return after taxes on distributions and sale of fund shares for a particular period is higher than the fund’s average annual return after taxes on distributions and/or the fund’s return before taxes for the same period, this is due to realized losses that would have been sustained upon the sale of fund shares immediately after the relevant period. The calculations assume that an investor held the shares in a taxable account, was in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

The FTSE NAREIT All Equity REITs Index is an unmanaged market-capitalization-weighted index of all tax-qualified equity REITs listed on the NYSE, AMEX and NASDAQ that have 75% or more of their gross invested book assets invested directly or indirectly in the equity ownership of real estate. As of December 31, 2011, the FTSE NAREIT All Equity REITs Index was comprised of 125 REITs. It is not possible to invest directly in an index.

STRATTON REAL ESTATE FUND, INC. | STRATTON REAL ESTATE FUND, INC.
Shareholder Fees:	rr_ShareholderFeesAbstract
Redemption Fee (as a percentage of amount redeemed within 120 days of purchase)	rr_RedemptionFeeOverRedemption	1.50%
Exchange Fee (as a percentage of amount exchanged within 120 days of purchase)	rr_ExchangeFeeOverRedemption	1.50%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.625%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.405%
Total Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	105
3 Years	rr_ExpenseExampleYear03	328
5 Years	rr_ExpenseExampleYear05	569
10 Years	rr_ExpenseExampleYear10	1,259
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	6.46%
2003	rr_AnnualReturn2003	32.38%
2004	rr_AnnualReturn2004	22.17%
2005	rr_AnnualReturn2005	4.11%
2006	rr_AnnualReturn2006	28.32%
2007	rr_AnnualReturn2007	(15.35%)
2008	rr_AnnualReturn2008	(30.34%)
2009	rr_AnnualReturn2009	33.90%
2010	rr_AnnualReturn2010	22.60%
2011	rr_AnnualReturn2011	5.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.19%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.35%
5 Years	rr_AverageAnnualReturnYear05	0.39%
10 Years	rr_AverageAnnualReturnYear10	8.90%
STRATTON REAL ESTATE FUND, INC. | Return After Taxes on Distributions | STRATTON REAL ESTATE FUND, INC.
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.37%
5 Years	rr_AverageAnnualReturnYear05	(1.23%)
10 Years	rr_AverageAnnualReturnYear10	6.94%
STRATTON REAL ESTATE FUND, INC. | Return After Taxes on Distributions and Sale of Fund Shares | STRATTON REAL ESTATE FUND, INC.
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.71%
5 Years	rr_AverageAnnualReturnYear05	(0.31%)
10 Years	rr_AverageAnnualReturnYear10	6.97%
STRATTON REAL ESTATE FUND, INC. | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
STRATTON REAL ESTATE FUND, INC. | FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.28%
5 Years	rr_AverageAnnualReturnYear05	(1.42%)
10 Years	rr_AverageAnnualReturnYear10	10.20%